FINANCIAL INCOME (EXPENSE), NET (Tables)	12 Months Ended
Dec. 31, 2014
FINANCIAL INCOME (EXPENSE), NET [Abstract]
Schedule of Financial Income (Expense), Net
	Year ended December 31,
	2012	2013	2014

Financial income:
Interest on bank deposits	$5,526	$1,569	$45
Foreign currency translation gains, net	2,178	1,245	-
Change in fair value of convertible debt	-	-	2,566
Other	-	-	48
	$7,704	$2,814	$2,659
Financial expense:
Foreign currency translation losses, net	$-	$-	$(2,669)
Change in fair value of payment obligation related to acquisitions	-	-	(1,067)
Issuance costs of convertible debt	-	-	(741)
Interest expense on debts	-	-	(733)
Bank charges and other	(8)	(32)	(337)
	$(8)	$(32)	$(5,547)

Financial income (expense), net	$7,696	$2,782	$(2,888)